EMPLOYEES' RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension contributions	$ 391,962	$ 385,083	$ 366,741
Employer contributions	$ 53,405	$ 45,782	$ 47,903